Submission	Sep. 10, 2026
Submission [Line Items]
Central Index Key	0002069247
Registrant Name	FT Vest Hedged Equity Income Fund: Series B3
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES